Cover	Apr. 28, 2022
Cover [Abstract]
Entity Registrant Name	Allied Corp.
Entity Central Index Key	0001575295
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 28, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	33-1227173
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	1405 St. Paul St.
Entity Address Address Line 2	Suite 201
Entity Address City Or Town	Kelowna
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V1Y 9N2
City Area Code	877
Local Phone Number	255-4337
Entity File Number	0-27675
Entity Address Country	CA